                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08455

Morgan Stanley Global Advantage Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2003

Date of reporting period: May 31, 2003

Item 1. Report to Stockholders.
Morgan Stanley Global Advantage Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2003

Dear Shareholder:
The past 12 months have been challenging for equity investors. During this period the market has had to absorb concerns over corporate fraud, Iraq, SARS, North Korean nuclear rhetoric and a lethargic global economy. In the first quarter of 2003 these issues, factored into equity prices, created attractive investment opportunities around the globe. The prevailing low-interest-rate environment has begun to expand equity valuations as investors sought better returns than the paltry rates available on cash. We are optimistic that the economic recovery may gain momentum as consumer sentiment is supported by continued low interest rates and improved stock market performance.

Performance and Portfolio Strategy
For the 12-month period ended May 31, 2003, Morgan Stanley Global Advantage Fund's Class A, B, C and D shares returned -11.73 percent, -12.55 percent, -12.52 percent and -11.62 percent, respectively. During the same period, the Morgan Stanley Capital International (MSCI) World Index returned -9.86 percent and the Lipper Global Fund Index returned -11.33 percent. THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THESE TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Fund's holdings in the insurance, pharmaceuticals and consumer durables sectors were a drag on performance. The insurance sector was beset by concerns over capital adequacy following the declines in the equity markets, flooding in Germany and asbestos-related litigation in the United States. The pharmaceutical sector, though in our opinion attractively valued, suffered from an adverse news flow and regulatory concerns over drug pricing. The consumer durables sector declined as a result of concerns over slowing consumer spending.

We were pleased with the Fund's holdings in the telecommunications, banking and software sectors. Telecommunications was one of the strongest performers in the Index. The Fund's overweighted position here contributed positively to performance. The Fund also benefited from its underweightings in food, beverage and tobacco stocks, which fared poorly.

The Fund continues to hold a diversified portfolio of high-quality growth and value stocks selected using in-depth research produced by Morgan Stanley Investment Management for investors around the world.

Morgan Stanley Global Advantage Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2003 CONTINUED

We appreciate your ongoing support of Morgan Stanley Global Advantage Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policies and Procedures
A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Morgan Stanley Global Advantage Fund
FUND PERFORMANCE / / MAY 31, 2003

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                    CLASS A    CLASS B    CLASS C    CLASS D   MSCI WORLD(4)  LIPPER(5)
February 25, 1998     $9,475    $10,000    $10,000    $10,000        $10,000    $10,000
May 31, 1998          $9,826    $10,350    $10,350    $10,380        $10,521    $10,694
August 31, 1998       $8,054     $8,470     $8,470     $8,510         $9,315     $9,169
November 30, 1998     $9,560    $10,030    $10,030    $10,110        $10,946    $10,321
February 28, 1999     $9,794    $10,260    $10,258    $10,363        $11,415    $10,658
May 31, 1999         $10,318    $10,792    $10,810    $10,926        $11,903    $11,185
August 31, 1999      $10,955    $11,434    $11,451    $11,600        $12,393    $11,769
November 30, 1999    $11,631    $12,116    $12,143    $12,323        $13,269    $12,935
February 29, 2000    $12,640    $13,139    $13,166    $13,399        $13,553    $14,663
May 31, 2000         $12,097    $12,557    $12,584    $12,836        $13,521    $13,855
August 31, 2000      $13,002    $13,460    $13,487    $13,791        $14,020    $14,684
November 30, 2000    $10,670    $11,033    $11,060    $11,328        $12,255    $12,773
February 28, 2001     $9,777    $10,091    $10,108    $10,387        $11,617    $12,385
May 31, 2001          $9,452     $9,735     $9,752    $10,043        $11,500    $12,239
August 31, 2001       $8,289     $8,518     $8,536     $8,805        $10,461    $11,139
November 30, 2001     $8,017     $8,231     $8,249     $8,529        $10,293    $10,915
February 28, 2002     $7,941     $8,139     $8,146     $8,461         $9,954    $10,674
May 31, 2002          $7,778     $7,955     $7,974     $8,289        $10,056    $10,933
August 31, 2002       $6,638     $6,762     $6,780     $7,073         $8,662     $9,431
November 30, 2002     $6,714     $6,830     $6,849     $7,154         $8,721     $9,418
February 28, 2003     $5,986     $6,084     $6,092     $6,386         $7,904     $8,503
May 31, 2003       $6,866(3)  $6,896(3)  $6,975(3)  $7,326(3)         $9,064     $9,693

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                     Average Annual Total Returns -- Period Ended May 31, 2003
 ---------------------------------------------------------------------------------------------------------------------------------
                       Class A Shares*                                                  Class B Shares**
 -----------------------------------------------------------  --------------------------------------------------------------------
 1 Year                (11.73)%(1)         (16.37)%(2)        1 Year                      (12.55)%(1)            (16.93)%(2)
 5 Years                (6.92)%(1)          (7.92)%(2)        5 Years                      (7.64)%(1)             (7.96)%(2)
 Since Inception
  (02/25/98)            (5.94)%(1)          (6.90)%(2)        Since Inception (02/25/98)   (6.67)%(1)             (6.82)%(2)

                       Class C Shares+                                                  Class D Shares++
 -----------------------------------------------------------  --------------------------------------------------------------------
 1 Year                (12.52)%(1)         (13.39)%(2)        1 Year                      (11.62)%(1)
 5 Years                (7.59)%(1)          (7.59)%(2)        5 Years                      (6.73)%(1)
 Since Inception
  (02/25/98)            (6.62)%(1)          (6.62)%(2)        Since Inception (02/25/98)   (5.75)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2003.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI) MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(5) THE LIPPER GLOBAL FUND INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Global Advantage Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            Common and Preferred Stocks (98.9%)
            Australia (1.3%)
            AIRLINES
 1,049,134  Qantas Airways Ltd......................  $  2,205,634
                                                      ------------
            MAJOR TELECOMMUNICATIONS
 1,248,894  Telstra Corp., Ltd......................     3,677,467
                                                      ------------
            Total Australia.........................     5,883,101
                                                      ------------
            Bermuda (2.1%)
            INDUSTRIAL CONGLOMERATES
    99,970  Ingersoll Rand Co. (Class A)............     4,378,686
                                                      ------------
            INFORMATION TECHNOLOGY SERVICES
   276,508  Accenture Ltd. (Class A)*...............     4,844,420
                                                      ------------
            Total Bermuda...........................     9,223,106
                                                      ------------
            Finland (3.8%)
            PULP & PAPER
   343,275  Stora Enso Oyj (Registered Shares)......     3,576,922
                                                      ------------
            TELECOMMUNICATION EQUIPMENT
   729,841  Nokia Oyj...............................    13,147,516
                                                      ------------
            Total Finland...........................    16,724,438
                                                      ------------
            France (4.7%)
            ELECTRICAL PRODUCTS
   108,179  Schneider Electric S.A.*................     4,950,870
                                                      ------------
            MAJOR BANKS
   168,336  BNP Paribas S.A.........................     8,344,170
                                                      ------------
            OIL REFINING/MARKETING
    48,617  Total S.A...............................     7,126,586
                                                      ------------
            Total France............................    20,421,626
                                                      ------------
            Germany (4.9%)
            CHEMICALS: MAJOR DIVERSIFIED
   129,874  BASF AG.................................     5,634,868
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            INDUSTRIAL CONGLOMERATES
    45,742  Siemens AG..............................  $  2,170,422
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   375,749  Deutsche Telekom AG (Registered
             Shares)................................     5,631,840
                                                      ------------
            MOTOR VEHICLES
     5,407  Porsche AG (Pref.)*.....................     2,077,928
   109,359  Volkswagen AG...........................     3,954,198
                                                      ------------
                                                         6,032,126
                                                      ------------
            PHARMACEUTICALS: MAJOR
    35,830  Schering AG.............................     1,887,834
                                                      ------------
            Total Germany...........................    21,357,090
                                                      ------------
            Italy (0.8%)
            MAJOR BANKS
   785,919  UniCredito Italiano SpA.................     3,599,577
                                                      ------------
            Japan (9.2%)
            CHEMICALS: SPECIALTY
   107,000  Shin-Etsu Chemical Co., Ltd.............     3,279,900
                                                      ------------
            COMMERCIAL PRINTING/FORMS
   223,000  Dai Nippon Printing Co., Ltd............     2,300,972
                                                      ------------
            ELECTRONIC COMPONENTS
   102,000  TDK Corp................................     4,527,638
                                                      ------------
            ELECTRONIC EQUIPMENT/ INSTRUMENTS
   116,000  Canon, Inc..............................     4,857,621
   397,000  Matsushita Electric Industrial Co.,
             Ltd....................................     3,617,554
                                                      ------------
                                                         8,475,175
                                                      ------------
            ELECTRONICS/APPLIANCES
    35,500  Sony Corp...............................       945,477
                                                      ------------
            INDUSTRIAL MACHINERY
   101,200  Fanuc Ltd...............................     4,576,884
                                                      ------------
            MAJOR BANKS
   627,000  Sumitomo Trust & Banking Co., Ltd.......     1,780,176
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            MOTOR VEHICLES
    76,400  Toyota Motor Corp.......................  $  1,830,017
                                                      ------------
            PHARMACEUTICALS: MAJOR
    62,000  Takeda Chemical Industries, Ltd.........     2,435,343
                                                      ------------
            PROPERTY - CASUALTY INSURERS
       296  Millea Holdings, Inc....................     2,144,389
                                                      ------------
            REAL ESTATE DEVELOPMENT
   490,000  Mitsubishi Estate Co., Ltd..............     2,999,916
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
     2,499  NTT DoCoMo, Inc.........................     5,253,342
                                                      ------------
            Total Japan.............................    40,549,229
                                                      ------------
            Netherlands (3.1%)
            ELECTRONIC PRODUCTION EQUIPMENT
   291,454  ASML Holding NV*........................     2,896,253
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
    36,088  Unilever NV (Share Certificates)........     2,111,754
                                                      ------------
            INTEGRATED OIL
   188,420  Royal Dutch Petroleum Co................     8,527,749
                                                      ------------
            Total Netherlands.......................    13,535,756
                                                      ------------
            Singapore (0.6%)
            ELECTRONIC COMPONENTS
   226,689  Flextronics International, Ltd.*........     2,402,903
                                                      ------------
            South Korea (0.6%)
            SEMICONDUCTORS
    19,327  Samsung Electronics Co., Ltd. (GDR) -
             144A*+.................................     2,611,271
                                                      ------------
            Switzerland (2.7%)
            FINANCIAL CONGLOMERATES
    60,250  UBS AG (Registered Shares)..............     3,255,003
                                                      ------------
            FOOD: MAJOR DIVERSIFIED
    29,239  Nestle S.A. (Registered Shares).........     6,143,025
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            PHARMACEUTICALS: MAJOR
    31,959  Roche Holdings AG.......................  $  2,442,303
                                                      ------------
            Total Switzerland.......................    11,840,331
                                                      ------------
            United Kingdom (13.2%)
            AIRLINES
 1,177,355  British Airways PLC*....................     2,712,220
                                                      ------------
            ALUMINUM
   548,847  BHP Billiton PLC........................     2,852,096
                                                      ------------
            ELECTRIC UTILITIES
   739,791  National Grid Transco PLC...............     4,776,669
                                                      ------------
            FINANCIAL CONGLOMERATES
   304,751  Lloyds TSB Group PLC....................     2,232,067
                                                      ------------
            FOOD RETAIL
   619,433  Tesco PLC...............................     2,070,740
                                                      ------------
            INVESTMENT MANAGERS
   828,766  Amvescap PLC............................     5,025,615
                                                      ------------
            MAJOR BANKS
   675,509  Barclays PLC............................     4,754,104
   282,266  HBOS PLC................................     3,289,331
   353,336  HSBC Holdings PLC.......................     4,169,579
                                                      ------------
                                                        12,213,014
                                                      ------------
            MULTI-LINE INSURANCE
   425,739  Aviva PLC...............................     3,100,791
                                                      ------------
            PHARMACEUTICALS: MAJOR
   337,400  GlaxoSmithKline PLC.....................     6,654,282
                                                      ------------
            PUBLISHING: BOOKS/ MAGAZINES
   300,360  Pearson PLC.............................     2,802,116
                                                      ------------
            WIRELESS TELECOMMUNICATIONS
 6,194,403  Vodafone Group PLC......................    13,433,353
                                                      ------------
            Total United Kingdom....................    57,872,963
                                                      ------------
            United States (51.9%)
            AEROSPACE & DEFENSE
    98,218  Lockheed Martin Corp....................     4,559,280
                                                      ------------
            AIR FREIGHT/COURIERS
    84,906  FedEx Corp..............................     5,432,286
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            ALUMINUM
   129,966  Alcoa, Inc..............................  $  3,198,463
                                                      ------------
            BEVERAGES: NON-ALCOHOLIC
   135,086  Coca-Cola Co. (The).....................     6,155,869
                                                      ------------
            BIOTECHNOLOGY
   109,265  Amgen Inc.*.............................     7,070,538
                                                      ------------
            CHEMICALS: MAJOR DIVERSIFIED
    84,576  Du Pont (E.I.) de Nemours & Co..........     3,564,033
                                                      ------------
            COMPUTER COMMUNICATIONS
   237,386  Cisco Systems, Inc.*....................     3,864,644
                                                      ------------
            DATA PROCESSING SERVICES
    67,151  First Data Corp.........................     2,781,394
                                                      ------------
            DEPARTMENT STORES
    39,572  Kohl's Corp.*...........................     2,071,594
                                                      ------------
            DISCOUNT STORES
   106,207  Wal-Mart Stores, Inc....................     5,587,550
                                                      ------------
            ELECTRIC UTILITIES
    67,233  Exelon Corp.............................     3,852,451
   407,558  Mirant Corp.*...........................     1,410,151
                                                      ------------
                                                         5,262,602
                                                      ------------
            FINANCE/RENTAL/LEASING
    76,716  Fannie Mae..............................     5,676,984
                                                      ------------
            FINANCIAL CONGLOMERATES
   382,538  Citigroup, Inc..........................    15,691,709
                                                      ------------
            HOME IMPROVEMENT CHAINS
   138,155  Home Depot, Inc. (The)..................     4,488,656
                                                      ------------
            HOUSEHOLD/PERSONAL CARE
    95,950  Kimberly-Clark Corp.....................     4,982,684
    40,067  Procter & Gamble Co. (The)..............     3,678,952
                                                      ------------
                                                         8,661,636
                                                      ------------
            INDUSTRIAL CONGLOMERATES
   329,871  General Electric Co.....................     9,467,298
                                                      ------------
            INDUSTRIAL MACHINERY
    53,588  Parker-Hannifin Corp....................     2,166,563
                                                      ------------

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

            INFORMATION TECHNOLOGY SERVICES
    72,678  International Business Machines Corp....  $  6,398,571
                                                      ------------
            INSURANCE BROKERS/SERVICES
    71,591  Marsh & McLennan Companies, Inc.........     3,588,857
                                                      ------------
            INTEGRATED OIL
   251,123  Exxon Mobil Corp........................     9,140,877
                                                      ------------
            INVESTMENT BANKS/BROKERS
    78,879  Goldman Sachs Group, Inc. (The).........     6,428,639
    90,429  Lehman Brothers Holdings, Inc...........     6,477,429
                                                      ------------
                                                        12,906,068
                                                      ------------
            MAJOR BANKS
   122,812  Bank of America Corp....................     9,112,650
                                                      ------------
            MAJOR TELECOMMUNICATIONS
   149,546  Verizon Communications Inc..............     5,660,316
                                                      ------------
            MEDIA CONGLOMERATES
   118,134  Disney (Walt) Co. (The).................     2,321,333
   141,018  Viacom, Inc. (Class B)*.................     6,419,139
                                                      ------------
                                                         8,740,472
                                                      ------------
            MULTI-LINE INSURANCE
    84,488  American International Group, Inc.......     4,890,166
                                                      ------------
            OIL & GAS PRODUCTION
    57,445  Apache Corp.............................     3,786,774
                                                      ------------
            OILFIELD SERVICES/EQUIPMENT
    62,911  Schlumberger Ltd........................     3,058,733
                                                      ------------
            PACKAGED SOFTWARE
    98,314  Mercury Interactive Corp.*..............     3,864,723
   475,630  Microsoft Corp..........................    11,705,254
                                                      ------------
                                                        15,569,977
                                                      ------------
            PHARMACEUTICALS: MAJOR
    79,667  Lilly (Eli) & Co........................     4,761,697

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2003 CONTINUED

NUMBER OF
  SHARES                                                 VALUE

------------------------------------------------------------------

   107,490  Merck & Co., Inc........................  $  5,974,294
   431,155  Pfizer, Inc.............................    13,374,428
                                                      ------------
                                                        24,110,419
                                                      ------------
            PROPERTY - CASUALTY INSURERS
    16,596  Travelers Property Casualty Corp. (Class
             A).....................................       271,013
   285,229  Travelers Property Casualty Corp. (Class
             B).....................................     4,612,153
                                                      ------------
                                                         4,883,166
                                                      ------------
            PUBLISHING: NEWSPAPERS
    28,377  Gannett Co., Inc........................     2,241,783
    72,063  New York Times Co. (The) (Class A)......     3,451,818
                                                      ------------
                                                         5,693,601
                                                      ------------
            SAVINGS BANKS
    86,812  Washington Mutual, Inc..................     3,540,193
                                                      ------------
            SEMICONDUCTORS
   309,231  Intel Corp..............................     6,444,374
   220,496  Texas Instruments, Inc..................     4,520,168
                                                      ------------
                                                        10,964,542
                                                      ------------
            Total United States.....................   227,746,481
                                                      ------------

  Total Investments
   (COST $423,320,627)(a)(b)..............    98.9%  433,767,872
  Other Assets in Excess of Liabilities...     1.1     5,033,078
                                            ------  ------------
  Net Assets..............................   100.0% $438,800,950
                                            ======  ============

---------------------------------------------------

 GDR  GLOBAL DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
  +   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 (a) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $41,958,423 IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $423,561,032. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $37,180,155 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $26,973,315, RESULTING IN NET UNREALIZED APPRECIATION OF $10,206,840.

Forward Foreign Currency Contracts Open at
May 31, 2003:
                                                             UNREALIZED
      CONTRACTS            IN EXCHANGE       DELIVERY       APPRECIATION/
     TO DELIVER                FOR             DATE        (DEPRECIATION)
---------------------------------------------------------------------------
   $     1,126,240       EUR     952,584     06/02/03         $  (4,668)
   EUR   1,106,107       $     1,302,219     06/02/03              (111)
   GBP     673,430       $     1,102,405     06/02/03               202
   EUR     243,603       $       288,012     06/03/03             1,194
   GBP   1,317,412       $     2,167,538     06/03/03            11,330
   $     4,371,476       EUR   3,700,000     07/02/03           (19,203)
   AUD   6,726,804       EUR   3,700,000     07/02/03           (25,531)
   EUR   1,884,578       $     2,120,000     07/02/03           (96,811)
   EUR   1,921,208       JPY 255,000,000     07/02/03          (121,640)
   EUR   3,772,682       HKD  33,100,000     07/02/03          (193,710)
   EUR   3,852,613       SEK  35,100,000     07/02/03           (16,327)
   EUR   9,609,601       CAD  15,350,000     07/02/03           (99,053)
   GBP   2,696,282       CHF   5,800,000     07/02/03            64,002
   GBP   4,023,294       AUD  10,270,000     07/02/03           112,591
   JPY 740,000,000       $     6,351,386     07/02/03           146,248
                                                              ---------
      Net unrealized depreciation......................       $(241,487)
                                                              =========

CURRENCY ABBREVIATIONS:

AUD  Australian Dollar.
GBP  British Pound.
CAD  Canadian Dollar.
EUR  Euro.
HKD  Hong Kong Dollar.
JPY  Japanese Yen.
SEK  Swedish Krona.
CHF  Swiss Franc.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
SUMMARY OF INVESTMENTS / / MAY 31, 2003

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Aerospace & Defense.....................  $  4,559,280       1.0%
Air Freight/Couriers....................     5,432,286       1.2
Airlines................................     4,917,854       1.1
Aluminum................................     6,050,559       1.4
Beverages: Non-Alcoholic................     6,155,869       1.4
Biotechnology...........................     7,070,538       1.6
Chemicals: Major Diversified............     9,198,901       2.1
Chemicals: Specialty....................     3,279,900       0.8
Commercial Printing/Forms...............     2,300,972       0.5
Computer Communications.................     3,864,644       0.9
Data Processing Services................     2,781,394       0.6
Department Stores.......................     2,071,594       0.5
Discount Stores.........................     5,587,550       1.3
Electric Utilities......................    10,039,270       2.3
Electrical Products.....................     4,950,870       1.1
Electronic Components...................     6,930,542       1.6
Electronic Equipment/ Instruments.......     8,475,176       1.9
Electronic Production Equipment.........     2,896,253       0.7
Electronics/Appliances..................       945,477       0.2
Finance/Rental/Leasing..................     5,676,984       1.3
Financial Conglomerates.................    21,178,778       4.8
Food Retail.............................     2,070,740       0.5
Food: Major Diversified.................     8,254,779       1.9
Home Improvement Chains.................     4,488,656       1.0
Household/Personal Care.................     8,661,635       2.0
Industrial Conglomerates................    16,016,406       3.7
Industrial Machinery....................     6,743,447       1.5
Information Technology Services.........    11,242,991       2.6
Insurance Brokers/Services..............     3,588,857       0.8

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Integrated Oil..........................  $ 17,668,626       4.0%
Investment Banks/Brokers................    12,906,068       2.9
Investment Managers.....................     5,025,615       1.1
Major Banks.............................    35,049,587       8.0
Major Telecommunications................    14,969,623       3.4
Media Conglomerates.....................     8,740,473       2.0
Motor Vehicles..........................     7,862,143       1.8
Multi-Line Insurance....................     7,990,957       1.8
Oil & Gas Production....................     3,786,774       0.9
Oil Refining/Marketing..................     7,126,586       1.6
Oilfield Services/Equipment.............     3,058,733       0.7
Packaged Software.......................    15,569,978       3.6
Pharmaceuticals: Major..................    37,530,182       8.6
Property - Casualty Insurers............     7,027,554       1.6
Publishing: Books/Magazines.............     2,802,116       0.6
Publishing: Newspapers..................     5,693,601       1.3
Pulp & Paper............................     3,576,922       0.8
Real Estate Development.................     2,999,916       0.7
Savings Banks...........................     3,540,193       0.8
Semiconductors..........................    13,575,813       3.1
Telecommunication Equipment.............    13,147,516       3.0
Wireless Telecommunications.............    18,686,694       4.3
                                          ------------   -------
                                          $433,767,872      98.9%
                                          ============   =======

TYPE OF INVESTMENT

------------------------------------------------------------------

Common Stocks...........................  $431,689,944      98.4%
Preferred Stocks........................     2,077,928       0.5
                                          ------------   -------
                                          $433,767,872      98.9%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MAY 31, 2003

Assets:
Investments in securities, at value (cost
 $423,320,627)....................................  $433,767,872
Cash (including $766,434 in foreign currency).....       167,132
Receivable for:
  Investments sold................................    11,080,855
  Foreign withholding taxes reclaimed.............     1,040,508
  Dividends.......................................       719,174
  Shares of beneficial interest sold..............        24,157
Prepaid expenses and other assets.................        41,319
                                                    ------------
    Total Assets..................................   446,841,017
                                                    ------------
Liabilities:
Unrealized depreciation on open forward foreign
 currency contracts...............................       241,487
Payable for:
  Investments purchased...........................     6,560,078
  Shares of beneficial interest redeemed..........       504,411
  Distribution fee................................       353,202
  Investment management fee.......................       238,248
Accrued expenses and other payables...............       142,641
                                                    ------------
    Total Liabilities.............................     8,040,067
                                                    ------------
    Net Assets....................................  $438,800,950
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $905,605,168
Net unrealized appreciation.......................    10,385,845
Accumulated net investment loss...................    (1,315,937)
Accumulated net realized loss.....................  (475,874,126)
                                                    ------------
    Net Assets....................................  $438,800,950
                                                    ============
Class A Shares:
Net Assets........................................   $20,823,727
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     3,296,749
    Net Asset Value Per Share.....................  $       6.32
                                                    ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $       6.67
                                                    ============
Class B Shares:
Net Assets........................................  $384,467,114
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................    63,443,165
    Net Asset Value Per Share.....................  $       6.06
                                                    ============
Class C Shares:
Net Assets........................................   $33,055,925
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     5,437,412
    Net Asset Value Per Share.....................  $       6.08
                                                    ============
Class D Shares:
Net Assets........................................      $454,184
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        71,082
    Net Asset Value Per Share.....................  $       6.39
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED MAY 31, 2003

Net Investment Loss:
Income
Dividends (net of $656,463 foreign withholding
 tax).............................................  $  8,564,606
Interest..........................................        76,552
                                                    ------------
    Total Income..................................     8,641,158
                                                    ------------
Expenses
Distribution fee (Class A shares).................        53,684
Distribution fee (Class B shares).................     4,247,565
Distribution fee (Class C shares).................       357,410
Investment management fee.........................     3,140,143
Transfer agent fees and expenses..................     1,553,357
Shareholder reports and notices...................       142,059
Custodian fees....................................       124,665
Professional fees.................................       108,812
Registration fees.................................        47,331
Organizational expenses...........................        20,774
Trustees' fees and expenses.......................        14,692
Other.............................................        18,202
                                                    ------------
    Total Expenses................................     9,828,694
                                                    ------------
    Net Investment Loss...........................    (1,187,536)
                                                    ------------

Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
  Investments.....................................   (82,489,162)
  Foreign exchange transactions...................      (421,269)
                                                    ------------
    Net Realized Loss.............................   (82,910,431)
                                                    ------------
Net Change in Unrealized Appreciation/Depreciation
 on:
  Investments.....................................    (9,360,635)
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated in foreign currencies..............       (87,816)
                                                    ------------
    Net Depreciation..............................    (9,448,451)
                                                    ------------
    Net Loss......................................   (92,358,882)
                                                    ------------
Net Decrease......................................  $(93,546,418)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR    FOR THE YEAR
                                              ENDED          ENDED
                                          MAY 31, 2003    MAY 31, 2002
                                          -------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $  (1,187,536) $   (5,675,278)
Net realized loss.......................    (82,910,431)   (232,398,767)
Net change in unrealized
 appreciation/depreciation..............     (9,448,451)     28,603,682
                                          -------------  --------------

    Net Decrease........................    (93,546,418)   (209,470,363)

Net decrease from transactions in shares
 of beneficial interest.................   (158,227,245)   (332,998,377)
                                          -------------  --------------

    Net Decrease........................   (251,773,663)   (542,468,740)

Net Assets:
Beginning of period.....................    690,574,613   1,233,043,353
                                          -------------  --------------

End of Period
 (Including accumulated net investment
 losses of $1,315,937 and $26,240,
 respectively)..........................  $ 438,800,950  $  690,574,613
                                          =============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003

1. Organization and Accounting Policies
Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's objective is long-term capital growth. Effective July 30, 2002, the Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its assets in equity securities of companies located throughout the world (including the U.S.). For the period June 1, 2002 through July 29, 2002, the Fund seeked to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Equity Research. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees;
(6) certain portfolio

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

I. Organizational Expenses -- The Investment Manager incurred organizational expenses on behalf of the Fund in the amount of $140,000 which have been reimbursed by the Fund for the full amount thereof. Such expenses were fully amortized as of February 27, 2003.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1.5 billion and 0.625% to the portion of daily net assets exceeding $1.5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $56,057,259 at May 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,293,457 and $1,881, respectively and received $5,909 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions With Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2003 aggregated $651,169,281 and $798,051,327, respectively. Included in the aforementioned are sales of $3,277,169 with other Morgan Stanley funds.

For the year ended May 31, 2003, the Fund incurred brokerage commissions of $126,426 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $12,000.

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                       MAY 31, 2003                MAY 31, 2002
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................       42,252  $     245,175    1,089,403  $   8,457,068
Redeemed......................     (946,276)    (5,697,532)  (3,609,187)   (27,122,896)
                                -----------  -------------  -----------  -------------
Net decrease -- Class A.......     (904,024)    (5,452,357)  (2,519,784)   (18,665,828)
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................      891,614      5,131,512    2,056,964     15,004,733
Redeemed......................  (25,429,187)  (147,133,440) (41,805,164)  (304,150,736)
                                -----------  -------------  -----------  -------------
Net decrease -- Class B.......  (24,537,573)  (142,001,928) (39,748,200)  (289,146,003)
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................      326,219      2,071,065      262,014      1,918,234
Redeemed......................   (2,119,582)   (12,507,986)  (3,609,463)   (26,354,399)
                                -----------  -------------  -----------  -------------
Net decrease -- Class C.......   (1,793,363)   (10,436,921)  (3,347,449)   (24,436,165)
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................        1,532          9,030       34,311        257,160
Redeemed......................      (58,516)      (345,069)    (133,054)    (1,007,541)
                                -----------  -------------  -----------  -------------
Net decrease -- Class D.......      (56,984)      (336,039)     (98,743)      (750,381)
                                -----------  -------------  -----------  -------------
Net decrease in Fund..........  (27,291,944) $(158,227,245) (45,714,176) $(332,998,377)
                                ===========  =============  ===========  =============

6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2003 CONTINUED

As of May 31, 2003, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings..........................       --
Capital loss carryforward*........................  $(455,469,931)
Post-October losses...............................    (21,721,213)
Net unrealized appreciation.......................     10,386,926
                                                    -------------
Total accumulated losses..........................  $(466,804,218)
                                                    =============

*As of May 31, 2003, the Fund had a net capital loss carryforward of $455,469,931 of which $52,549,991 will expire on May 31, 2009, $251,610,313 will expire on May 31, 2010 and $151,309,627 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss and foreign currency losses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $319,108, accumulated net investment loss was charged $102,161, and accumulated net realized loss was credited $421,269.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2003, there were outstanding forward contracts.

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE YEAR ENDED MAY 31,
                           ---------------------------------------------------------------
                              2003         2002         2001         2000         1999
                           -----------  -----------  -----------  -----------  -----------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 7.16       $ 8.70       $12.71       $10.84       $10.37
                              ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............       0.03         0.01         0.00        (0.01)        0.02
  Net realized and
   unrealized gain
   (loss)................      (0.87)       (1.55)       (2.61)        1.88         0.49
                              ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...      (0.84)       (1.54)       (2.61)        1.87         0.51
                              ------       ------       ------       ------       ------

Less dividends and
 distributions from:
  Net investment
   income................      -            -            -            -            (0.04)
  Net realized gain......      -            -            (1.40)       -            -
                              ------       ------       ------       ------       ------
Total dividends and
 distributions...........      -            -            (1.40)       -            (0.04)
                              ------       ------       ------       ------       ------

Net asset value, end of
 period..................     $ 6.32       $ 7.16       $ 8.70       $12.71       $10.84
                              ======       ======       ======       ======       ======

Total Return+............     (11.73)%     (17.70)%     (21.87)%      17.25 %       5.01%

Ratios to Average Net
 Assets(1):
Expenses.................       1.31%        1.17 %       1.05 %       1.07 %       1.10%
Net investment income
 (loss)..................       0.48%        0.09 %       0.02 %      (0.10)%       0.18%
Supplemental Data:
Net assets, end of
 period, in thousands....    $20,824      $30,094      $58,478      $97,057      $98,784
Portfolio turnover
 rate....................        135%          50 %         51 %         75 %         97%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                             FOR THE YEAR ENDED MAY 31,
                           ---------------------------------------------------------------
                              2003         2002         2001         2000         1999
                           -----------  -----------  -----------  -----------  -----------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 6.93       $ 8.48        $12.52       $10.76       $10.35
                              ------       ------        ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   loss++................      (0.02)       (0.05)        (0.08)       (0.11)       (0.06)
  Net realized and
   unrealized gain
   (loss)................      (0.85)       (1.50)        (2.56)        1.87         0.50
                              ------       ------        ------       ------       ------
Total income (loss) from
 investment operations...      (0.87)       (1.55)        (2.64)        1.76         0.44
                              ------       ------        ------       ------       ------

Less dividends and
 distributions from:
  Net investment
   income................      -            -            -            -             (0.03)
  Net realized gain......      -            -             (1.40)      -            -
                              ------       ------        ------       ------       ------
Total dividends and
 distributions...........      -            -             (1.40)      -             (0.03)
                              ------       ------        ------       ------       ------

Net asset value, end of
 period..................     $ 6.06       $ 6.93        $ 8.48       $12.52       $10.76
                              ======       ======        ======       ======       ======

Total Return+............     (12.55)%     (18.28)%      (22.48)%      16.36 %       4.27 %

Ratios to Average Net
 Assets (1):
Expenses.................       2.07 %       1.93 %        1.82 %       1.83 %       1.86 %
Net investment loss......      (0.28)%      (0.67)%       (0.75)%      (0.86)%      (0.58)%
Supplemental Data:
Net assets, end of
 period, in thousands....   $384,467     $609,319    $1,082,667   $1,688,392   $1,614,229
Portfolio turnover
 rate....................        135 %         50 %          51 %         75 %         97 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                             FOR THE YEAR ENDED MAY 31,
                           ---------------------------------------------------------------
                              2003         2002         2001         2000         1999
                           -----------  -----------  -----------  -----------  -----------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 6.95       $ 8.50       $12.55       $10.78       $10.35
                              ------       ------       ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   loss++................      (0.02)       (0.05)       (0.08)       (0.11)       (0.04)
  Net realized and
   unrealized gain
   (loss)................      (0.85)       (1.50)       (2.57)        1.88         0.50
                              ------       ------       ------       ------       ------
Total income (loss) from
 investment operations...      (0.87)       (1.55)       (2.65)        1.77         0.46
                              ------       ------       ------       ------       ------

Less dividends and
 distributions from:
    Net investment
     income..............      -            -            -            -            (0.03)
    Net realized gain....      -            -            (1.40)       -            -
                              ------       ------       ------       ------       ------
Total dividends and
 distributions...........      -            -            (1.40)       -            (0.03)
                              ------       ------       ------       ------       ------

Net asset value, end of
 period..................     $ 6.08       $ 6.95       $ 8.50       $12.55       $10.78
                              ======       ======       ======       ======       ======

Total Return+............     (12.52)%     (18.24)%     (22.51)%      16.42 %       4.44 %

Ratios to Average Net
 Assets(1):
Expenses.................       2.07 %       1.90 %       1.81 %       1.83 %       1.69 %
Net investment loss......      (0.28)%      (0.64)%      (0.74)%      (0.86)%      (0.41)%
Supplemental Data:
Net assets, end of
 period, in thousands....    $33,056      $50,236      $89,912     $138,694     $142,048
Portfolio turnover
 rate....................        135 %         50 %         51 %         75 %         97 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                             FOR THE YEAR ENDED MAY 31,
                           ---------------------------------------------------------------
                              2003         2002         2001         2000         1999
                           -----------  -----------  -----------  -----------  -----------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $ 7.23       $ 8.76      $12.77       $10.87       $10.38
                              ------       ------      ------       ------       ------
Income (loss) from
 investment operations:
  Net investment
   income++..............       0.04         0.02        0.05         0.00         0.03
  Net realized and
   unrealized gain
   (loss)................      (0.88)       (1.55)      (2.66)        1.90         0.51
                              ------       ------      ------       ------       ------
Total income (loss) from
 investment operations...      (0.84)       (1.53)      (2.61)        1.90         0.54
                              ------       ------      ------       ------       ------

Less dividends and
 distributions from:
  Net investment
   income................      -            -           -            -            (0.05)
  Net realized gain......      -            -           (1.40)       -            -
                              ------       ------      ------       ------       ------
Total dividends and
 distributions...........      -            -           (1.40)       -            (0.05)
                              ------       ------      ------       ------       ------

Net asset value, end of
 period..................     $ 6.39       $ 7.23      $ 8.76       $12.77       $10.87
                              ======       ======      ======       ======       ======

Total Return+............     (11.62)%     (17.47)%    (21.76)%      17.48%        5.26%

Ratios to Average Net
 Assets(1):
Expenses.................       1.07%        0.93 %      0.82 %       0.83%        0.86%
Net investment income....       0.72%        0.33 %      0.25 %       0.14%        0.42%
Supplemental Data:
Net assets, end of
 period, in thousands....       $454         $926      $1,986       $1,247       $3,611
Portfolio turnover
 rate....................        135%          50 %        51 %         75%          97%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Global Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Advantage Fund (the "Fund"), including the portfolio of investments, as of May 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Advantage Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 14, 2003

Morgan Stanley Global Advantage Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            Number of
                                                                                                            Portfolios
                                             Term of                                                         in Fund
                           Position(s)     Office and                                                        Complex
Name, Age and Address of    Held with       Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*    Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (62)         Trustee       Since April      Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1994             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (70)         Trustee       Since January    Director or Trustee of the Morgan Stanley                 123
c/o Summit Ventures LLC                  1993             Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974), Astronaut, Space
                                                          Shuttle Discovery (April 12-19, 1985) and
                                                          Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (69)       Trustee       Since September  Retired; Director or Trustee of the Morgan                123
c/o Mayer, Brown, Rowe &                 1997             Stanley Funds and TCW/DW Term Trust 2003;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Michael Bozic (62)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (70)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (69)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Global Advantage Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           Number of
                                                                                                           Portfolios
                                            Term of                                                         in Fund
                           Position(s)     Office and                                                       Complex
Name, Age and Address of    Held with      Length of                                                        Overseen
   Independent Trustee     Registrant     Time Served*   Principal Occupation(s) During Past 5 Years      by Trustee**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Since July      Chairman of the Audit Committee and                       123
(54)                                     1991            Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and TCW/DW Term Trust 2003; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
2099 Pennsylvania Avenue,                                a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Suite 950                                                (G7C), an international economic
Washington, D.C.                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (67)     Trustee       Since July      Chairman of the Insurance Committee and                   214
c/o Triumph Capital, L.P.                1991            Director or Trustee of the Morgan Stanley
445 Park Avenue                                          Funds and TCW/DW Term Trust 2003;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).


Name, Age and Address of
   Independent Trustee     Other Directorships Held by Trustee
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(54)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
2099 Pennsylvania Avenue,  of the Financial Accounting
N.W.                       Standards Board); Director of RBS
Suite 950                  Greenwich Capital Holdings
Washington, D.C.           (financial holding company).
Michael E. Nugent (67)     Director of various business
c/o Triumph Capital, L.P.  organizations.
445 Park Avenue
New York, NY

Morgan Stanley Global Advantage Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      Term of
                                Position(s)         Office and
Name, Age and Address of         Held with           Length of
   Interested Trustee           Registrant         Time Served*    Principal Occupation(s) During Past 5 Years
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman of the       Since July 1991  Chairman and Director or Trustee of the
(70)                        Board and Trustee                      Morgan Stanley Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust                                           2003; formerly Chairman, Chief Executive
Harborside Financial                                               Officer and Director of the Investment
Center,                                                            Manager, the Distributor and Morgan Stanley
Plaza Two,                                                         Services, Executive Vice President and
Jersey City, NJ                                                    Director of Morgan Stanley DW, Chairman and
                                                                   Director of the Transfer Agent, and
                                                                   Director and/or officer of various Morgan
                                                                   Stanley subsidiaries (until June 1998) and
                                                                   Chief Executive Officer of the Morgan
                                                                   Stanley Funds and the TCW/DW Term Trusts
                                                                   (until September 2002).
James F. Higgins (55)       Trustee               Since June 2000  Director or Trustee of the Morgan Stanley
c/o Morgan Stanley Trust                                           Funds and TCW/DW Term Trust 2003 (since
Harborside Financial                                               June 2000); Senior Advisor of Morgan
Center,                                                            Stanley (since August 2000); Director of
Plaza Two,                                                         the Distributor and Dean Witter Realty
Jersey City, NJ                                                    Inc.; Director of AXA Financial, Inc. and
                                                                   The Equitable Life Assurance Society of the
                                                                   United States (financial services);
                                                                   previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-
                                                                   August 2000), President and Chief Operating
                                                                   Officer of Individual Securities of Morgan
                                                                   Stanley (February 1997-
                                                                   May 1999).
Philip J. Purcell (59)      Trustee               Since April      Director or Trustee of the Morgan Stanley
1585 Broadway                                     1994             Funds and TCW/DW Term Trust 2003; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                Number of
                                Portfolios
                                 in Fund
                                 Complex
Name, Age and Address of         Overseen
   Interested Trustee          by Trustee**      Other Directorships Held by Trustee
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  123      None
(70)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (55)                   123      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (59)                  123      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Global Advantage Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        Term of
                                                 Position(s)                          Office and
     Name, Age and Address of                     Held with                            Length of
         Executive Officer                       Registrant                          Time Served*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (49)               President                            Since May 1999
1221 Avenue of the Americas
New York, NY
Ronald E. Robison (64)               Executive Vice President and         Since April 2003
1221 Avenue of the Americas          Principal Executive Officer
New York, NY
Barry Fink (48)                      Vice President, Secretary and        Since February 1997
1221 Avenue of the Americas          General Counsel
New York, NY
Joseph J. McAlinden (60)             Vice President                       Since July 1995
1221 Avenue of the Americas
New York, NY
Francis Smith (37)                   Vice President and Chief Financial   Since September 2002
c/o Morgan Stanley Trust             Officer
Harborside Financial Center,
Plaza Two,
Jersey City, NJ
Thomas F. Caloia (57)                Treasurer                            Since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ


     Name, Age and Address of
         Executive Officer           Principal Occupation(s) During Past 5 Years
-----------------------------------  -------------------------------------------
Mitchell M. Merin (49)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman
                                     (since June 1998) and Director (since
                                     January 1998) of the Transfer Agent;
                                     Director of various Morgan Stanley
                                     subsidiaries; President (since May 1999) of
                                     the Morgan Stanley Funds and TCW/DW Term
                                     Trust 2003; Trustee (since December 1999)
                                     and President and Chief Executive Officer
                                     (since October 2002) of the Van Kampen
                                     Open-End Funds and President and Chief
                                     Executive Officer (since December 2002) of
                                     the Van Kampen Closed-End Funds; previously
                                     Chief Strategic Officer of the Investment
                                     Manager and Morgan Stanley Services and
                                     Executive Vice President of the Distributor
                                     (April 1997-June 1998), Chief Executive
                                     Officer (September 2002-April 2003) and
                                     Vice President (May 1997-April 1999) of the
                                     Morgan Stanley Funds and the TCW/DW Term
                                     Trusts, and Executive Vice President of
                                     Morgan Stanley.
Ronald E. Robison (64)               Managing Director, Chief Administrative
1221 Avenue of the Americas          Officer and Director (since February 1999)
New York, NY                         of the Investment Manager and Morgan
                                     Stanley Services, Chief Executive Officer
                                     and Director of the Transfer Agent and
                                     Executive Vice President and Principal
                                     Executive Officer of the Morgan Stanley
                                     Funds and TCW/DW Term Trust 2003 (since
                                     April 2003); previously Managing Director
                                     of the TCW Group Inc.
Barry Fink (48)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Director (since July 1998) of the
                                     Investment Manager and Morgan Stanley
                                     Services; Assistant Secretary of Morgan
                                     Stanley DW; Vice President, Secretary and
                                     General Counsel of the Morgan Stanley Funds
                                     and TCW/DW Term Trust 2003 (since February
                                     1997); Managing Director, Director and
                                     Secretary of the Distributor; previously,
                                     Vice President and Assistant General
                                     Counsel of the Investment Manager and
                                     Morgan Stanley Services (February
                                     1997-December 2001).
Joseph J. McAlinden (60)             Managing Director and Chief Investment
1221 Avenue of the Americas          Officer of the Investment Manager, Morgan
New York, NY                         Stanley Investment Management Inc. and
                                     Morgan Stanley Investments LP; Director of
                                     the Transfer Agent, Chief Investment
                                     Officer of the Van Kampen Funds.
Francis Smith (37)                   Vice President and Chief Financial Officer
c/o Morgan Stanley Trust             of the Morgan Stanley Funds and TCW/DW Term
Harborside Financial Center,         Trust 2003 (since September 2002);
Plaza Two,                           Executive Director of the Investment
Jersey City, NJ                      Manager and Morgan Stanley Services (since
                                     December 2001); previously Vice President
                                     of the Investment Manager and Morgan
                                     Stanley Services (August 2000-November
                                     2001) and Senior Manager at
                                     PricewaterhouseCoopers LLP (January
                                     1998-August 2000).
Thomas F. Caloia (57)                Executive Director (since December 2002)
c/o Morgan Stanley Trust             and Assistant Treasurer of the Investment
Harborside Financial Center,         Manager, the Distributor and Morgan Stanley
Plaza Two,                           Services; previously First Vice President
Jersey City, NJ                      of the Investment Manager, the Distributor
                                     and Morgan Stanley Services; Treasurer of
                                     the Morgan Stanley Funds.

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Francis Smith
Vice President and Chief Financial Officer

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]


36021RPT-11445F03-AP-6/03


[MORGAN STANLEY LOGO]


     [PHOTO]


MORGAN STANLEY
GLOBAL ADVANTAGE FUND


ANNUAL REPORT
MAY 31, 2003

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

Ronald E. Robison
Principal Executive Officer
July 22, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
July 22, 2003

Francis Smith
Principal Financial Officer
July 22, 2003